Employee Benefits	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Employee Benefits
22.	EMPLOYEE BENEFITS
Details of employee benefits for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Wages and salaries	43,106	20,438	4,266
Share-based payments	32,625	2,455	2,785
Social Security	13,083	6,773	2,755

Total	88,814	29,666	9,806

The notable rise in personnel expenses in 2022 and 2021 is primarily the result of the significant growth of the Wallbox Group, which required the hiring of additional personnel. Furthermore, this increase is also explained by the new share-based payment plan for employees, founders, and management as described below, and the accelerated vesting of the management stock options plan for certain managers. The Group has not entered into any defined contribution or defined benefit plans for which pensions costs are incurred. The majority of employees are working in Spain and are participating in a state pension plan for which the expenses are included in social security.
Details of the personnel expense recognized for share-based payment transactions are as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Management stock option plan	14,377	2,382	1,192
Employee stock option plan	—	73	1,593
Founder Stock options plan	8,195	—	—
RSU Employees	6,862	—	—
Performance based earn out in shares and RSU’s management Ares	531	—	—
Performance based earn out in shares and RSU’s management COIL	1,769	—	—
RSU Management	3,103	—	—
Capitalization of share-based payment transactions in intangible assets	(2,212)	—	—

Total	32,625	2,455	2,785

Management Stock Option Plan
At a meeting held on July 25, 2018, the shareholders agreed to implement a share-based payment plan to strengthen management’s link with Wallbox Chargers and to provide a more direct incentive structure.
This arrangement was an equity-settled plan. Consequently, the Group recognizes a personnel expense against an increase in equity based on the fair value of the options at grant date, i.e., the day on which the Management Stock Option Plan contract is signed by the Company and the member of management.
Each of the tranches had vesting conditions linked to the employment of the beneficiaries and to their performance.
In accordance with the terms and conditions of the Transaction, these options will be available to be executed in exchange for Wallbox NV shares, Euros 0.12 par value (previously Euros 0.50 par value) in a period of 10 years from the Closing date, and each outstanding option was converted into 240.990795184659 options based on the Exchange Ratio.
The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the firsts grants and the latest ones are based on the estimated market price of the Parent’s stock on the date of the grant, in practice the share price of Wallbox NV at the grant date is used during this reporting period.
Employee Stock Option Plan
During the
COVID-19
pandemic, shareholders agreed to offer all employees of Wallbox Chargers, S.L.U. (the “Beneficiaries” or, individually, the “Beneficiary”) the possibility of participating in a share-based payment plan over shares (the “Options”) which gave all Beneficiaries the opportunity to acquire a certain number of ordinary shares (the “Shares”) of Wallbox Chargers. Participation in this Plan was voluntary, and it was created as a cash saving measure, as it was offered in exchange for a reduction in the salaries of the Beneficiaries, which has resulted in strategic cash maintenance during the uncertain period caused by the
COVID-19
pandemic. The exercise price of the options is Euros

0.50
.
Furthermore, because of these savings, the Company has been able to continue with its strategic plans and continues to hire the best professionals from the industry to exit the
COVID-19
period with a strong position relative to its competitors.

This arrangement was an equity-settled plan. Consequently, the Group recognized a personnel expense against an increase in equity based on the fair value of the options at grant date, which in this case was May 1, 2020.
The Employee Stock Option Plan vesting period finished at the end of 2020 and all of the options granted were available for execution when one of the liquidity events defined in this Plan took place. In accordance with the terms and conditions of the Transaction, these options will be available for execution in exchange for Wallbox NV shares, Euros 0.12 par value (previously Euros 0.50 par value), in a period of 10 years from the Closing date, and each outstanding option was converted into 240.990795184659 options based on the Exchange Ratio.
During January 2021, there was an agreement with some employees to settle their options held in exchange for cash (1,254 options were settled at fair value on the settlement date). Additionally, it was agreed with the same employees to pay an additional benefit of Euros 73 thousand for the sale of the options. As a consequence, the Group has recognized this effect as a reduction of Euros 239 thousand in equity, and recognized personnel expenses of Euros 73 thousand, for a total cash payment of Euros 313 thousand.
The Company recorded this share-based payments plan based on the estimated fair value of the award at the grant date and recognizes an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the firsts grants and the latest ones are based on the estimated market price of the Parent’s stock on the date of the grant, in practice the share price of Wallbox NV at the grant date is used during this reporting period.
Founders Stock Option Plan
At a meeting held on June 30, 2021, the shareholders of Wallbox Chargers, S.L.U. agreed to implement a share-based payment plan (Legacy Stock Option Program) to strengthen the bond with the founders of Wallbox and in order to align the interests of the founders with the creation of additional value for the Company. This would be accomplished via Options with a strike price at a valuation equal to or higher than current market value and by allowing the founders to benefit from more liquid Options which are fully vested and transferable from their date of concession.
The maximum number of Shares that shall underlie all of the Options included in this plan shall be, at the Effective Date, the equivalent of 4,289 shares of Wallbox Chargers, S.L.
U.
(1,033,610 shares of Wallbox NV after applying the Exchange Ratio). Options under this plan shall be granted on Class
B
ordinary shares of the Company.
The Board of Directors of the Company shall deliver a personal notice to each Beneficiary, with an invitation to participate in the Plan, which shall contain, among others, the number of Options granted to each Beneficiary; and, where appropriate, the individual conditions governing the participation of the Beneficiary in the Plan. For the purposes of this Plan, the date of concession shall be that date indicated in the Invitation Notice.
In accordance with the terms and conditions of the Plan, these options will be available to be executed in exchange for Wallbox NV shares, Euros 0.12 par value (previously Euros 0.50 par value), and the exercise price of the options will be equivalent to Euros 1.93 per share after applying the Exchange Ratio of 240.990795184659 (previously Euros 466.24 per share).
Compliance with each and every one of the following conditions shall be an essential requisite for a Beneficiary to exercise the Options:

i.	The Beneficiary will have a lock-up period of three years, during which time they will be able to exercise the options proportionally on a monthly basis;

ii.	The Company has not initiated a Temporary Suspension of exercise; and

iii.	Any other specific conditions included in the Beneficiary’s Invitation Notice have been fulfilled.
During 2021, no personnel expense was recognized in the statement of profit or loss in relation to this plan, as the
Beneficiary’s Invitation Notice established by the plan agreement has not been sent.
These invitations have been sent in 2022, so the Group has recognized the expense accordingly to the valuation of these options in total in 2022 as they were vested when granted. The group has valuated each option to USD

8.66
.
To determine the fair value at grant date of these options the Group has used American option chain, where each option has a maturity of

5
years.
RSU for Employees
At a meeting held on April 6, 2022, the compensation committee approved the implementation of an Incentive Award Plan pursuant to which Awards of Restricted Stock Units (RSU) were granted to employees. Each RSU granted represents a right to receive one listed share of Wallbox NV at the end of each vesting period.
RSU will vest according to the below schedule:

i.	33 % will vest on the 1st Anniversary Date as from the Date of Grant,

ii.	33 % will vest on the 2nd Anniversary Date as from the Date of Grant.

iii.	34 % will vest on the 3rd Anniversary Date as from the Date of Grant.

In addition, the Company has granted new RSUs to the employees of the subsidiaries acquired in the second half of 2022. These RSUs have conditions of performance which have been considered 100% covered when valuing these RSUs.
The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and recognized an expense in the consolidated statements of profit or loss over the requisite service period. Considering that there is no exercise price applicable, the estimated fair value of the award is based on the listed share price of Wallbox, NV on the date of grant.
RSU for Management
At a meeting held on April 6, 2022, the compensation committee approved to grant an Incentive Award Plan pursuant to which Awards of Restricted Stock Units (RSU) were granted to management. Each RSU granted represents a right to receive one listed share of Wallbox N.V. at the end of each vesting period.
RSU will vest according to the following conditions:

i.	Time based: 33 % will vest as follows:
•	50 % of this 33 % will vest on the 1 st Anniversary Date as from the Date of Grant,

•	50 % of this 33 % will vest on the 2 nd Anniversary Date as from the Date of Grant.

ii.	Performance based: 66% will vest if the employee meets the following performance conditions:
•	Period 1: 50% of this 66 % will vest as follows:

•
If between April 8, 2025 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.

•
Accelerator event: If the Company announces results for Fourth Quarter and Full Year 2024 reporting (i) revenue of at least Euro 1 billion , (ii) the Company’s auditor confirms that the cash flows corresponding to 2024 is positive, and (iii) if from December 1, 2024, at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.

•	Period 2: 50% of this 66 % will vest as follows:

•
If between April 8, 2027 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $30 per share for any 20 trading days within any 30 trading days period.

Also on November 11, 2022 the Compensation committee has approved granting new RSUs to certain management personnel of the group. These RSUs will vest according only to performance conditions which are aligned with the performance conditions disclosed above.
The Group has valued each option, considering each tranche/portion of RSU plan:
Time vesting plan: This fair value has been determined by discounting the forward price of Wallbox NV stock at each vesting date. The price in this tranche has been based on the spot price at grant date.
Performance vesting plan: This fair value has been based on Wallbox’s price developments according to the Black-Scholes model. Prices for each averaging window are obtained via Monte Carlo simulation.
For Performance based earn out in shares and RSU’s management of Ares and COIL see note 6.
Movements during the year
The following table illustrates the movements in stock options at December 31, excluding earn out payments in shares for the business combinations in 2022 (see Note 6):

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2021	1,584,192	7,253,823	—	—	—	—	8,838,015

Granted	—	33,000	1,033,609	2,198,289	2,000,000	496,019	5,760,917
Exercised	(298,573)	(927,410)	—	(12,800)	—	—	(1,238,783)
Cancelled	—	(121,097)	—	(157,724)	—	—	(278,821)

At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328

Number of warrants	ESOP	MSOP
At December 31, 2020	1,999,660	3,052,471

Granted	—	4,201,352
Exercised	—	—
Cancelled	(415,468)	—

At December 31, 2021	1,584,192	7,253,823

Number of warrants	ESOP	MSOP
At December 31, 2019	—	1,301,832

Granted	1,999,660	1,750,639
Exercised	—	—
Cancelled	—	—

At December 31, 2020	1,999,660	3,052,471

The number of exercisable options at December, 31:

Number of exercisable options	2022	2021	2020
ESOP	1,285,619	1,584,192	—
MSOP	4,873,644	3,463,263	—
Founders	258,402	—	—
RSU	—	—	—

Total	6,417,665	5,047,455	—

The ESOPs and MSOP’s weren’t exercisable until an “Exit event” occurred. As the company was listed as from October 2021, the vested options became exercisable. As a listing on a stock market qualifies as an “Exit event”.
The weighted average fair value and exercise price for each plan is calculated as follows, excluding earn out payments in shares for the business combinations in 2022 (see Note 6):

	Units			Exercise price			Average fair value			Remaining
	2022	2021	2020	2022	2021	2020	2022	2021	2020	contractual life
Management stock option plan	6,238,316	7,253,823	1,999,660	0.0021	0.0021	0.0021	3.10	0.57	0.88	2023-2024
Employee stock option plan	1,285,619	1,584,192	3,052,471	—	—	—	0.85	0.85	1.01	All options are vested
Founder Stock options plan	1,033,609	—	—	1.93	—	—	7.93	—	—	All options are vested
RSU Employees	2,027,765	—	—	—	—	—	9.32	—	—	1/3 per year 2023-2025
RSU Coil & Ares	496,019	—	—	—	—	—	9.43	—	—	2023-2024
RSU Management	2,000,000	—	—	—	—	—	2.81	—	—	2023-2029

	13,081,328	8,838,015	5,052,131